Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Related Party Transaction
Incomes earned			¥ 26,316
Interest expenses	$ 409	¥ 2,567	113,993	¥ 78,014
Amount due to a related party			4,679
Beijing Jingjing | Rental of properties
Related Party Transaction
Expenses incurred		0	0	1,440
Monthly rental payment				120
Beijing Jingjing | Purchase of raw materials and machineries
Related Party Transaction
Purchases	3,096	19,419
China Bright Group Co. Limited
Related Party Transaction
Amount due to a related party			4,679
China Bright Group Co. Limited | Purchase of raw materials
Related Party Transaction
Purchases	2,991	18,759	36,405	37,556
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred	$ 714	¥ 4,481	4,337	4,078
Cordlife Group Limited - listed on Singapore Exchange | License fee
Related Party Transaction
Expenses incurred				¥ 317
GMHL | Consultancy income
Related Party Transaction
Incomes earned			16,786
GMHL | Data access income
Related Party Transaction
Incomes earned			¥ 26,316